Additional Financial Information of Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Additional Financial Information of Parent Company
ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL STATEMENTS SCHEDULE I
FULL TRUCK ALLIANCE CO. LTD. FINANCIAL
INFORMATION OF PARENT COMPANY
CONDENSED BALANCE SHEETS
(Amounts in thousands, except share and per share data)

	As of December 31,
	2024	2025	2025
	RMB	RMB	USD
			(Note 2)
ASSETS
Current assets:
Cash and cash equivalents	1,695,746	15,889	2,272
Short-term investments	9,454,117	3,630,820	519,200
Prepayments and other current assets	373,648	98,060	14,022

Total current assets	11,523,511	3,744,769	535,494
Investment in and amount due from subsidiaries/VIEs	23,902,400	30,772,202	4,400,366
Long-term time deposits and other investments	1,748,347	4,859,544	694,906
Investments in equity investees	658,135	643,523	92,023
Other non-current assets	15,119	54,205	7,751

Total non-current assets	26,324,001	36,329,474	5,195,046

TOTAL ASSETS	37,847,512	40,074,243	5,730,540

LIABILITIES
Amounts due to related parties	—	14,058	2,010
Income tax payable	141,572	3,232	462
Other tax payable	9,693	—	—
Accrued expenses and other current liabilities	19,521	5,749	822

TOTAL LIABILITIES	170,786	23,039	3,294

SHAREHOLDERS’ EQUITY
Class A Ordinary shares (US$0.00001 par value, 40,000,000,000 and 40,000,000,000 shares authorized, 18,637,888,832 and18,686,362,705 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	1,201	1,205	172
Class B Ordinary shares (US$0.00001 par value, 10,000,000,000 and 10,000,000,000 shares authorized, 2,131,865,628 and 2,100,682,281shares issued and outstanding as of December 31, 2024 and 2025, respectively)	142	140	20
Treasury stock, at cost	—	—	—
Additional paid-in capital	45,823,723	44,328,028	6,338,824
Accumulated other comprehensive income	3,223,944	2,742,068	392,111
Accumulated deficit	(11,372,284)	(7,020,237)	(1,003,881)

TOTAL SHAREHOLDERS’ EQUITY	37,676,726	40,051,204	5,727,246

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	37,847,512	40,074,243	5,730,540

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL STATEMENTS SCHEDULE I
FULL TRUCK ALLIANCE CO. LTD. FINANCIAL
INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE
INCOME
(Amounts in thousands, except share and per share data)

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD
				(Note 2)
Cost and operating expenses	(526,819)	(485,955)	(273,806)	(39,154)
Interest income	771,606	608,065	325,379	46,529
Investment income	52,177	56,225	64,134	9,171
Unrealized gains from fair value changes of investments	12,852	3,233	4,818	689
Other income, net	116,546	123,602	150,927	21,583
Foreign exchange gain (loss)	1,152	(437)	(10,604)	(1,516)
Income tax expenses	(93,914)	(83,501)	(51,879)	(7,419)
Equity in income of subsidiaries, VIEs and VIEs’ subsidiaries	1,879,288	2,848,617	4,199,200	600,478

Net income	2,212,888	3,069,849	4,408,169	630,361

Other comprehensive income
Unrealized gains on available-for-sale investments, net of reclassification	—	599	(599)	(86)
Foreign currency translation adjustments, net of tax of nil	386,701	325,474	(481,277)	(68,821)

Total comprehensive income	2,599,589	3,395,922	3,926,293	561,454

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL STATEMENTS SCHEDULE I
FULL TRUCK ALLIANCE CO. LTD. FINANCIAL
INFORMATION OF PARENT COMPANY CONDENSED
STATEMENTS OF CASH FLOWS
(Amounts in thousands, except for share and per share data)

	Years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
				(Note 2)
Cash flows from operating activities:
Net income	2,212,888	3,069,849	4,408,169	630,361
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Equity in income of subsidiaries, VIEs and VIEs’ subsidiaries	(1,879,288)	(2,848,617)	(4,199,200)	(600,478)
Share-based compensation	419,551	471,960	252,291	36,077
Net (gains) loss from disposal and deemed disposal of investment	(1,110)	2,239	(4,666)	(667)
Unrealized gain from fair value changes of investments	(12,852)	(3,233)	(4,818)	(689)
Foreign exchange gain and others	(1,152)	(10,484)	(4,933)	(705)
Changes in operating assets and liabilities:
Prepayments and other current assets	92,424	(274,211)	310,732	44,434
Accounts payable	(2)	—	—	—
Amounts due to related parties	(6,066)	—	—	—
Income tax payable and other tax payable	15,581	117,381	(148,033)	(21,168)
Accrued expenses and other current liabilities	69,385	(82,565)	(12,278)	(1,756)
Other non-current assets	(121,280)	106,161	(39,086)	(5,589)

Net cash provided by operating activities	788,079	548,480	558,178	79,820
Cash flows from investing activities:
Purchases of short-term investments	(9,431,226)	(753,753)	(3,448,838)	(493,177)
Maturity of short-term investments	16,951,360	9,463,500	10,289,950	1,471,443
Purchases of long-term investments	(5,306,075)	(4,405,845)	(4,918,077)	(703,276)
Purchases of convertible note issued by related parties	—	(142,060)	(117,079)	(16,742)
Investment in subsidiaries	—	—	(35,722)	(5,108)
Acquisition of subsidiaries	—	—	(736,050)	(105,254)
Payment of loan to related parties	—	(35,523)	—	—
Repayment of loan from related parties	—	35,515	—	—
Loans to subsidiaries and VIEs	(4,198,690)	(3,600,757)	(8,876,631)	(1,269,341)
Repayment of loans from subsidiaries and VIEs	2,364,780	2,174,708	7,507,974	1,073,626

Net cash provided by (used in) investing activities	380,149	2,735,785	(334,473)	(47,829)
Cash flows from financing activities:
Cash paid for repurchase of ordinary shares	(1,168,301)	(489,433)	(288,649)	(41,276)
Cash settlement of unvested options	—	—	(13,390)	(1,915)
Taxes paid for employees through repurchase of ordinary shares	(26,741)	(85,842)	(83,121)	(11,886)
Cash prepaid for repurchase of ordinary shares	(179,784)	—	(35,166)	(5,029)
Payments of cash dividend	—	(1,064,155)	(1,425,136)	(203,792)
Proceeds from exercise of share options	1	1	2	—

Net cash used in financing activities	(1,374,825)	(1,639,429)	(1,845,460)	(263,898)
Effect of exchange rate changes on cash and cash equivalents	(6,558)	(9,047)	(58,102)	(8,309)
Net (decrease) increase in cash and cash equivalents	(213,155)	1,635,789	(1,679,857)	(240,216)
Cash and cash equivalents, beginning of the year	273,112	59,957	1,695,746	242,488

Cash and cash equivalents, end of the year	59,957	1,695,746	15,889	2,272

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL STATEMENTS SCHEDULE I
FULL TRUCK ALLIANCE CO. LTD. FINANCIAL
INFORMATION OF PARENT COMPANY NOTES TO
SCHEDULE I

1)
Schedule I has been provided pursuant to the requirements of Rule
12-04(a)
and
5-04(c)
of Regulation
S-X,
which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of condensed consolidated net assets as of the end of the most recently completed fiscal year. The Company does not include financial information as to the changes in equity as such financial information is the same as the consolidated statements of changes in shareholders’ equity.

2)
The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs. For the parent company, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIEs” and the subsidiaries and VIE’s profit or loss as “Equity in losses of subsidiaries, VIEs and VIEs’ subsidiaries” on the Condensed Statements of Operations and Comprehensive Loss. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE in investment in and amount due from subsidiaries and VIEs even though the parent company is not obligated to provide continuing support or fund losses.

3)	For the years ended December 31, 2023, 2024 and 2025, there were no material contingencies, significant provisions of long-term obligations, or guarantees of the Company.

4)
On March 13, 2024, the Board of Directors declared an annual cash dividend for the year ended December 31, 2023, of US$0.0072 per ordinary share, or US$0.1444 per American depositary shares (the “ADS”), to holders of record of the Company’s ordinary shares at the close of business on April 5, 2024. Dividend are recognized when declared. The aggregate amount of the dividend is
US$
150
 million and has been fully paid during 2024.

In March 2025, upon review of the Company’s results of operations, business development plan, capital requirements, and cash position, the Company’s board of directors has approved a 2025 semi-annual cash dividend policy, pursuant to which the Board intends to declare and distribute a cash dividend semi-annually. The determination to make dividend distributions and the exact amount of such distributions in any particular semi-annual period will be made at the discretion of the Board based upon the Company’s operations and earnings, cash flow, financial condition, and other relevant factors, and subject to adjustment and determination by the Board. In 2025, the board of directors of the Company has approved dividends in accordance with the Company’s dividend policy. The aggregate amount of the dividend is
US$
199 million and has been fully paid during 2025.
The Board of Directors also approved the cash dividend for the first quarter of 2026 in the amount of US$0.0042 per ordinary share, or US$0.0840 per ADS, totaling approximately US$87.5 million. The dividend will be paid on or around April 22, 2026, to holders of record of ordinary shares at the close of business on April 8, 2026. For holders of ADSs, cash dividends are expected to be paid through the depositary, Deutsche Bank Trust Company Americas, on or around April 22, 2026, subject to the terms of the deposit agreement, including the fees and expenses payable thereunder.